Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Stock Warrants [Abstract]
Schedule Of Warrant Activity [Table Text Block]
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2013	52,705,614	$1.30	2.58
Granted	18,673,721	$0.50	3.25
Exercised	(22,500)	-
Cancelled or expired	(18,244,642)	$0.72
Outstanding at December 31, 2014	53,112,193	$0.98	3.27

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table summarizes information about stock warrants at December 31, 2014:

Warrants Outstanding
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.375	13,350,898
$0.750	11,065,144
$0.800	1,415,000
$1.100	18,886,850
$1.120	263,750
$2.000	6,735,842
$2.200	98,320
$2.250	1,296,389
$0.375 - $2.25	53,112,193	3.27	$0.98